Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 149,801	€ 219,892	€ 285,612
Upfront/license fees received		38,874	6,000
Upfront received and impact of initial valuation of share subscription	3,655,416
Milestones received	49,727	20,965
Significant financing component	6,900
Revenue recognition of upfront/license fees	(1,009,663)	(148,985)	(71,971)
Revenue recognition of milestones	(51,156)	(64,394)
Catch-up effect on closing date (1)	245,883
Other movements	(46,262)	229	250
Deferred income, ending balance	3,000,646	149,801	219,892
Other
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	308	300	252
Other movements	(297)	7	48
Deferred income, ending balance	10	308	300
IFRS 15
Disclosure of Deferred Income [Line Items]
Reclassified from equity following adoption of IFRS 15		83,220
Fee for services segment
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	471	248	47
Other movements	(109)	222	202
Deferred income, ending balance	362	471	248
Collaboration agreement for filgotinib
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	145,800
Deferred income, ending balance		145,800
Collaboration agreement for filgotinib | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	145,798	213,981	285,313
Upfront received and impact of initial valuation of share subscription	641,663
Milestones received	27,317	12,417
Significant financing component	6,900
Revenue recognition of upfront/license fees	(260,207)	(96,809)	(71,333)
Revenue recognition of milestones	(27,092)	(27,623)
Catch-up effect on closing date (1)	245,883
Deferred income, ending balance	780,261	145,798	213,981
Collaboration agreement for filgotinib | IFRS 15 | Gilead
Disclosure of Deferred Income [Line Items]
Reclassified from equity following adoption of IFRS 15		43,832
Gilead collaboration agreement for GLPG 1690 | Gilead
Disclosure of Deferred Income [Line Items]
Upfront received and impact of initial valuation of share subscription	666,967
Revenue recognition of upfront/license fees	(666,967)
Gilead collaboration agreement for drug discovery platform
Disclosure of Deferred Income [Line Items]
Deferred income, ending balance	2,220,000
Gilead collaboration agreement for drug discovery platform | Gilead
Disclosure of Deferred Income [Line Items]
Upfront received and impact of initial valuation of share subscription	2,346,787
Revenue recognition of upfront/license fees	(80,918)
Other movements	(45,856)
Deferred income, ending balance	2,220,013
AbbVie collaboration agreement for CF | AbbVie
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	3,224
Upfront/license fees received		38,874
Milestones received	22,410	8,548
Revenue recognition of upfront/license fees	(1,570)	(52,176)
Revenue recognition of milestones	€ (24,064)	(36,771)
Deferred income, ending balance		3,224
AbbVie collaboration agreement for CF | IFRS 15 | AbbVie
Disclosure of Deferred Income [Line Items]
Reclassified from equity following adoption of IFRS 15		44,749
Servier collaboration agreement for osteoarthritis | Servier
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance		5,362
Upfront/license fees received			6,000
Revenue recognition of upfront/license fees			(638)
Deferred income, ending balance			€ 5,362
Servier collaboration agreement for osteoarthritis | IFRS 15 | Servier
Disclosure of Deferred Income [Line Items]
Reclassified from equity following adoption of IFRS 15		€ (5,362)